Income tax - Summary of Deferred Tax Reconciliation to Balance Sheet (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Abstract]
Deferred tax assets	€ 8	€ 13
Deferred tax liabilities	€ 5	€ 0